SIGNIFICANT ACCOUNTING POLICIES - Business Combinations (Details) - Cablevisin $ in Millions	Jan. 01, 2018 ARS ($)
Disclosure of detailed information about business combination [line items]
Book value of Goodwill	$ 184,445
Book value of Property, plant and equipment	194,015
Book value of Intangible assets	124,256
Book value of Deferred income tax liabilities	$ 51,758